Wahed FTSE USA Shariah ETF
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Automobiles and Parts - 4.2%
Aptiv PLC (a)	5,958	$438,151
Genuine Parts Co.	3,788	451,757
Tesla, Inc. (a)	77,533	31,207,808
		32,097,716

Basic Resources - 1.1%
Fastenal Co.	31,526	1,451,457
International Paper Co.	14,377	626,118
Newmont Corp.	29,965	3,895,450
Nucor Corp.	6,308	1,115,759
Solstice Advanced Materials, Inc.	4,178	328,015
Southern Copper Corp.	2,287	499,246
Steel Dynamics, Inc.	3,740	722,306
		8,638,351

Chemicals - 1.3%
CF Industries Holdings, Inc.	4,425	440,464
Ecolab, Inc.	6,850	2,112,197
International Flavors & Fragrances, Inc.	7,065	580,955
Linde PLC	12,883	6,545,595
LyondellBasell Industries NV - Class A	7,023	403,963
		10,083,174

Construction and Materials - 1.5%
Carrier Global Corp.	21,547	1,387,627
CRH PLC	18,616	2,233,548
Martin Marietta Materials, Inc.	1,637	1,107,545
Quanta Services, Inc.	4,036	2,272,591
Trane Technologies PLC	6,107	2,823,388
Vulcan Materials Co.	3,619	1,121,890
		10,946,589

Consumer Products and Services - 2.1%
DR Horton, Inc.	7,225	1,158,818
eBay, Inc.	12,391	1,125,846
Electronic Arts, Inc.	6,900	1,383,933
Estee Lauder Cos., Inc. - Class A	6,570	719,218
Garmin Ltd.	4,470	1,130,150
Lennar Corp. - Class A	5,613	641,903
Lennar Corp. - Class B	247	26,362
Lululemon Athletica, Inc. (a)	2,829	523,846
NIKE, Inc. - Class B	31,789	1,976,640
NVR, Inc. (a)	72	541,281
PulteGroup, Inc.	5,333	731,688
Rollins, Inc.	7,711	469,523
Take-Two Interactive Software, Inc. (a)	4,995	1,056,342
Uber Technologies, Inc. (a)	55,334	4,173,290
		15,658,840

Energy - 6.1%
Baker Hughes Co.	27,234	1,777,291
Chevron Corp.	51,440	9,606,934
ConocoPhillips	34,349	3,897,238
Devon Energy Corp.	16,856	733,742
EOG Resources, Inc.	15,013	1,862,813
Expand Energy Corp.	6,225	671,802
Exxon Mobil Corp.	116,048	17,697,320
First Solar, Inc. (a)	2,770	546,244
Halliburton Co.	23,037	829,332
Marathon Petroleum Corp.	8,346	1,654,261
Occidental Petroleum Corp.	19,366	1,027,947
Phillips 66	11,071	1,708,587
SLB Ltd.	41,187	2,114,541
Valero Energy Corp.	8,341	1,706,902
		45,834,954

Food, Beverage and Tobacco - 1.2%
Archer-Daniels-Midland Co.	13,126	906,219
Corteva, Inc.	18,795	1,505,855
DuPont de Nemours, Inc.	11,479	574,409
Hershey Co.	3,995	943,939
Keurig Dr Pepper, Inc.	35,557	1,076,666
McCormick & Co., Inc.	6,945	493,373
Mondelez International, Inc. - Class A	35,599	2,192,186
Monster Beverage Corp. (a)	19,146	1,633,154
		9,325,801

Health Care - 13.6%
Abbott Laboratories	47,557	5,533,257
Agilent Technologies, Inc.	7,822	949,434
Align Technology, Inc. (a)	1,861	353,776
Biogen, Inc. (a)	4,006	768,431
Boston Scientific Corp. (a)	40,554	3,116,575
Cardinal Health, Inc.	6,541	1,499,393
Cooper Cos., Inc. (a)	5,465	457,257
Danaher Corp.	17,275	3,638,806
Edwards Lifesciences Corp. (a)	15,792	1,365,534
Eli Lilly & Co.	19,285	20,287,627
GE HealthCare Technologies, Inc.	12,574	1,059,611
Gilead Sciences, Inc.	34,216	5,096,473
Hologic, Inc. (a)	6,111	460,525
IDEXX Laboratories, Inc. (a)	2,175	1,428,388
Illumina, Inc. (a)	4,201	564,866
Insulet Corp. (a)	1,927	475,218
Intuitive Surgical, Inc. (a)	9,694	4,881,026
Johnson & Johnson	66,114	16,424,701
Labcorp Holdings, Inc.	2,277	658,326
Medtronic PLC	35,230	3,440,562
Merck & Co., Inc.	69,207	8,569,211
Pfizer, Inc.	156,080	4,315,612
Regeneron Pharmaceuticals, Inc.	2,768	2,163,663
ResMed, Inc.	4,003	1,025,809
STERIS PLC	2,683	677,055
Stryker Corp.	9,441	3,658,010
Thermo Fisher Scientific, Inc.	10,362	5,399,742
Vertex Pharmaceuticals, Inc. (a)	7,051	3,503,148
Waters Corp. (a)	1,627	519,631
West Pharmaceutical Services, Inc.	1,965	499,778
Zimmer Biomet Holdings, Inc.	5,434	534,923
		103,326,368

Industrial Goods and Services - 5.3%
3M Co.	14,641	2,420,450
Allegion PLC	2,342	377,413
Cintas Corp.	9,431	1,896,857
Cummins, Inc.	3,761	2,195,935
Dover Corp.	3,707	835,929
Dow, Inc.	19,431	597,115
Emerson Electric Co.	15,484	2,334,213
Expeditors International of Washington, Inc.	3,693	535,596
FedEx Corp.	5,885	2,277,495
Ferguson Enterprises, Inc.	5,226	1,362,732
Fortive Corp.	8,709	515,573
GE Vernova, Inc.	7,497	6,549,379
Hubbell, Inc.	1,469	751,584
IDEX Corp.	2,069	433,393
Ingersoll Rand, Inc.	10,905	1,026,597
Jacobs Solutions, Inc.	3,251	448,183
JB Hunt Transport Services, Inc.	2,095	488,994
Johnson Controls International PLC	18,122	2,615,005
Old Dominion Freight Line, Inc.	5,105	1,036,570
Packaging Corp. of America	2,426	563,172
Pentair PLC	4,486	444,966
PPG Industries, Inc.	6,152	758,357
Rockwell Automation, Inc.	3,098	1,262,280
Smurfit Westrock PLC	14,301	672,290
Snap-on, Inc.	1,385	533,530
Trimble, Inc. (a)	6,531	436,728
United Parcel Service, Inc. - Class B	20,144	2,335,898
Veralto Corp.	6,536	636,802
Westinghouse Air Brake Technologies Corp.	4,642	1,225,256
WW Grainger, Inc.	1,189	1,361,084
Xylem, Inc.	6,665	863,517
Zebra Technologies Corp. - Class A (a)	1,374	307,721
		40,100,614

Media - 0.2%
Liberty Media Corp.-Liberty Formula One - Class A (a)	617	52,056
Liberty Media Corp.-Liberty Formula One - Class C (a)	5,739	525,635
News Corp. - Class A	10,387	252,300
News Corp. - Class B	2,913	78,010
Omnicom Group, Inc.	2,092	178,427
		1,086,428

Personal Care, Drug and Grocery Stores - 2.3%
Cencora, Inc.	5,020	1,868,143
Church & Dwight Co., Inc.	6,584	690,398
Kenvue, Inc.	52,204	998,140
McKesson Corp.	3,445	3,401,490
Procter & Gamble Co.	64,534	10,790,085
		17,748,256

Real Estate - 0.2%
CBRE Group, Inc. - Class A (a)	7,960	1,175,374
CoStar Group, Inc. (a)	10,975	489,814
		1,665,188

Retail - 1.5%
Burlington Stores, Inc. (a)	1,712	525,361
Carvana Co. (a)	3,553	1,187,271
Dollar Tree, Inc. (a)	5,291	669,206
Ross Stores, Inc.	8,749	1,799,144
TJX Cos., Inc.	30,711	4,964,740
Tractor Supply Co.	14,597	756,709
Ulta Beauty, Inc. (a)	1,227	840,237
Williams-Sonoma, Inc.	3,235	665,278
		11,407,946

Technology - 55.9% (b)
Adobe, Inc. (a)	11,462	3,007,743
Advanced Micro Devices, Inc. (a)	44,224	8,854,087
Alphabet, Inc. - Class A	159,720	49,794,307
Alphabet, Inc. - Class C	130,043	40,499,291
Analog Devices, Inc.	13,624	4,847,283
Apple, Inc.	400,567	105,821,790
Applied Materials, Inc.	22,018	8,197,301
Autodesk, Inc. (a)	5,850	1,438,340
Cadence Design Systems, Inc. (a)	7,483	2,255,376
Corning, Inc.	21,437	3,223,696
Dell Technologies, Inc. - Class C	8,386	1,241,799
Docusign, Inc. (a)	5,507	248,201
F5, Inc. (a)	1,575	427,392
Flex Ltd. (a)	10,107	636,943
Gartner, Inc. (a)	2,018	317,230
GLOBALFOUNDRIES, Inc. (a)	2,802	133,235
Hewlett Packard Enterprise Co.	36,237	778,008
HP, Inc.	25,893	491,708
Intel Corp. (a)	121,248	5,530,121
KLA Corp.	3,603	5,492,954
Lam Research Corp.	34,476	8,063,592
Marvell Technology, Inc.	23,743	1,939,566
Meta Platforms, Inc. - Class A	59,976	38,875,244
Microchip Technology, Inc.	14,494	1,081,832
Micron Technology, Inc.	30,680	12,651,512
Microsoft Corp.	203,773	80,029,808
Monolithic Power Systems, Inc.	1,256	1,435,281
NXP Semiconductors NV	6,923	1,571,590
Okta, Inc. (a)	4,586	332,485
ON Semiconductor Corp. (a)	11,213	745,440
Palo Alto Networks, Inc. (a)	18,447	2,747,127
PTC, Inc. (a)	3,256	509,857
Qnity Electronics, Inc.	5,727	725,955
QUALCOMM, Inc.	29,667	4,223,394
Roper Technologies, Inc.	2,947	1,030,654
Salesforce, Inc.	25,646	4,995,584
ServiceNow, Inc. (a)	28,396	3,067,052
Strategy, Inc. (a)	7,353	952,214
Super Micro Computer, Inc. (a)	14,099	456,667
TE Connectivity PLC	8,109	1,866,286
Teradyne, Inc.	4,279	1,369,408
Texas Instruments, Inc.	24,951	5,292,357
Twilio, Inc. - Class A (a)	3,883	469,688
Tyler Technologies, Inc. (a)	1,172	415,697
Vertiv Holdings Co. - Class A	10,437	2,660,287
Western Digital Corp.	9,337	2,611,559
		423,356,941

Telecommunications - 1.9%
AT&T, Inc.	189,852	5,317,755
Cisco Systems, Inc.	109,353	8,689,189
Ubiquiti, Inc.	110	84,369
		14,091,313

Travel and Leisure - 0.1%
Delta Air Lines, Inc.	4,486	294,730
Southwest Airlines Co.	3,550	174,873
United Airlines Holdings, Inc. (a)	2,232	237,262
		706,865

Utilities - 0.1%
Atmos Energy Corp.	4,395	820,942
TOTAL COMMON STOCKS (Cost $515,250,572)		746,896,286

REAL ESTATE INVESTMENT TRUSTS - 0.9%
Real Estate - 0.9%
Digital Realty Trust, Inc.	9,440	1,672,768
Sun Communities, Inc.	3,340	455,777
Welltower, Inc.	18,891	3,912,704
Weyerhaeuser Co.	19,904	488,245
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,741,798)		6,529,494

TOTAL INVESTMENTS - 99.5% (Cost $519,992,370)		753,425,780
Other Assets in Excess of Liabilities - 0.5%		3,989,963
TOTAL NET ASSETS - 100.0%		$757,415,743

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Wahed FTSE USA Shariah ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$746,896,286	$–	$–	$746,896,286
Real Estate Investment Trusts	6,529,494	–	–	6,529,494
Total Investments	$753,425,780	$–	$–	$753,425,780

Refer to the Schedule of Investments for further disaggregation of investment categories.